Cover	Jul. 20, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 22, 2022
Entity Registrant Name	Concentrix SREV, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35108
Entity Tax Identification Number	81-0578975
Entity Address, Address Line One	707 17th Street, 25th Floor
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	889-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SREV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001310114
Amendment Flag	false
Current Fiscal Year End Date	--12-31